EXPENSES BY NATURE - Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Salaries	$ (44,202)	$ (36,811)	$ (29,540)
Social security costs	(5,318)	(4,302)	(3,769)
Pension costs	(2,179)	(1,844)	(1,767)
Share-based compensation	(9,055)	(8,405)	(4,985)
Total	$ (60,754)	$ (51,362)	$ (40,061)